Transactions with Related Parties, Vessel Acquisitions - 6K (Details)		9 Months Ended	12 Months Ended
	Aug. 06, 2015 Vessel	Sep. 30, 2016 t	Dec. 31, 2015 Vessel t
Vessel Acquisitions [Abstract]
Number of vessels acquired | Vessel			8
Drybulk Vessel [Member]
Vessel Acquisitions [Abstract]
Number of vessels acquired | Vessel	7
Capesize Vessel [Member]
Vessel Acquisitions [Abstract]
Number of vessels acquired | Vessel	5
Supramax Vessel [Member]
Vessel Acquisitions [Abstract]
Number of vessels acquired | Vessel	2
Premiership [Member]
Vessel Acquisitions [Abstract]
Date of delivery		Sep. 11, 2015	Sep. 11, 2015
Vessel class		Capesize	Capesize
Dead weight tonnage		170,024	170,024
Year built		2010	2010
Gladiatorship [Member]
Vessel Acquisitions [Abstract]
Date of delivery		Sep. 29, 2015	Sep. 29, 2015
Vessel class		Supramax	Supramax
Dead weight tonnage		56,819	56,819
Year built		2010	2010
Geniuship [Member]
Vessel Acquisitions [Abstract]
Date of delivery		Oct. 13, 2015	Oct. 13, 2015
Vessel class		Capesize	Capesize
Dead weight tonnage		170,057	170,057
Year built		2010	2010
Guardianship [Member]
Vessel Acquisitions [Abstract]
Date of delivery		Oct. 21, 2015	Oct. 21, 2015
Vessel class		Supramax	Supramax
Dead weight tonnage		56,884	56,884
Year built		2011	2011
Gloriuship [Member]
Vessel Acquisitions [Abstract]
Date of delivery		Nov. 03, 2015	Nov. 03, 2015
Vessel class		Capesize	Capesize
Dead weight tonnage		171,314	171,314
Year built		2004	2004
Squireship [Member]
Vessel Acquisitions [Abstract]
Date of delivery		Nov. 10, 2015	Nov. 10, 2015
Vessel class		Capesize	Capesize
Dead weight tonnage		170,018	170,018
Year built		2010	2010
Championship [Member]
Vessel Acquisitions [Abstract]
Date of delivery		Dec. 07, 2015	Dec. 07, 2015
Vessel class		Capesize	Capesize
Dead weight tonnage		179,238	179,238
Year built		2011	2011